Business Combinations - Summary of Components of Purchase Price (Detail) - Peak Logix LLC $ in Millions	Jun. 12, 2020 USD ($)
Business Acquisition [Line Items]
Cash Consideration paid	$ 5.7
Additional consideration	1.0
Earn-out liability	2.3
Total purchase price	$ 9.0